Summary of Significant Accounting Policies - Summary of Disaggregation of Revenue by Region (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disaggregation of Revenue [Line Items]
Amount	$ 243,920	$ 305,463	$ 440,900
Percentage of Revenue	100.00%	100.00%	100.00%
United States
Disaggregation of Revenue [Line Items]
Amount	$ 176,120	$ 241,769	$ 390,757
Percentage of Revenue	72.00%	79.00%	89.00%
United Kingdom
Disaggregation of Revenue [Line Items]
Amount	$ 49,386	$ 41,770	$ 22,194
Percentage of Revenue	20.00%	14.00%	5.00%
Canada
Disaggregation of Revenue [Line Items]
Amount	$ 12,172	$ 14,481	$ 18,588
Percentage of Revenue	5.00%	5.00%	4.00%
Other regions
Disaggregation of Revenue [Line Items]
Amount	$ 6,242	$ 7,443	$ 9,361
Percentage of Revenue	3.00%	2.00%	2.00%
International
Disaggregation of Revenue [Line Items]
Amount	$ 67,800	$ 63,694	$ 50,143
Percentage of Revenue	28.00%	21.00%	11.00%